CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Non-current assets
Property, plant and equipment	¥ 110,285	$ 17,306	¥ 76,891
Right-of-use assets	52,074	8,172	59,706
Intangible assets	20,695	3,247	12,265
Financial assets at fair value through profit or loss	49,780	7,812	19,609
Prepayments	37,610	5,902	15,362
Total non-current assets	270,444	42,439	183,833
Current assets
Inventories	35,603	5,587	24,971
Contract assets	7,775	1,220	1,112
Other current assets	30,705	4,818	36,500
Trade receivables	282,113	44,270	164,592
Other receivables and prepayments	97,895	15,361	42,420
Amounts due from related parties	597	94	214
Financial assets at fair value through profit or loss	151,443	23,765	140,294
Derivative financial instruments	2,002	314	196
Cash and cash equivalents	639,042	100,280	1,375,766
Total current assets	1,247,175	195,709	1,786,065
Total assets	1,517,619	238,148	1,969,898
Non-current liabilities
Borrowings			5,493
Lease liabilities	33,865	5,315	43,016
Other non-current liabilities	8,612	1,351
Total non-current liabilities	42,477	6,666	48,509
Current liabilities
Trade payables	55,767	8,751	34,071
Contract liabilities	11,962	1,877	8,417
Other payables and accruals	157,232	24,673	111,164
Amounts due to related party	3	1	24
Borrowings	19,554	3,068	58,583
Lease liabilities	20,572	3,228	16,585
Total current liabilities	265,090	41,598	228,844
Total liabilities	307,567	48,264	277,353
Net assets	1,210,052	189,884	1,692,545
SHAREHOLDERS' EQUITY
Share capital	61	9	59
Share premium	6,711,234	1,053,139	6,657,562
Other reserves	(69,091)	(10,841)	(24,701)
Accumulated losses	(5,436,613)	(853,123)	(4,940,375)
Total equity attributable to owners of the company	1,205,591	189,184	1,692,545
Non-controlling interests	4,461	700
Total shareholders' equity	¥ 1,210,052	$ 189,884	¥ 1,692,545